Consolidated Statement of Financial Position - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Assets:
Property and equipment	$ 32,744	$ 34,058
Goodwill	430,323	429,742
Intangible assets	98,898	97,509
Investment in OPay	294,600	258,300
Equity-accounted investments	4,016	1,248
Other non-current investments and financial assets	1,625	1,760
Deferred tax assets	1,585	1,063
Total non-current assets	863,792	823,681
Trade receivables	112,593	92,823
Other current receivables	7,033	4,560
Cash and cash equivalents	155,466	126,797
Other current assets	4,367	7,724
Total current assets	279,459	231,904
Total assets	1,143,251	1,055,585
Equity:
Share capital	18	18
Additional paid-in capital	576,046	647,212
Treasury shares	(238,815)	(238,815)
Retained earnings	674,735	536,623
Foreign currency translation reserve	(1,268)	(4,938)
Total equity attributable to Opera shareholders	1,010,716	940,100
Liabilities:
Non-current lease liabilities	4,544	5,631
Deferred tax liabilities	9,212	8,689
Other non-current liabilities	10	71
Total non-current liabilities	13,766	14,391
Trade and other payables	89,520	75,285
Current lease liabilities	3,866	3,955
Income tax payable	6,610	3,190
Deferred revenue	4,499	5,441
Other current liabilities	14,273	13,222
Total current liabilities	118,768	101,093
Total liabilities	132,535	115,484
Total equity and liabilities	$ 1,143,251	$ 1,055,585